Commitments - Consideration Payable (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) installment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 01, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Deferred consideration payable, current	$ 15,889	$ 0
Current liabilities – consideration payable on acquisition	33,187	16,437
Deferred consideration payable, noncurrent	10,592	2,037
Non-current liabilities – consideration payable on acquisition	33,414	27,812
Employee benefits expense	69,779	47,604	$ 27,229
Igah
Disclosure of detailed information about business combination [line items]
Current liabilities – consideration payable on acquisition	4,771	0
VBI
Disclosure of detailed information about business combination [line items]
Current liabilities – consideration payable on acquisition	11,792	0
Non-current liabilities – consideration payable on acquisition	9,072	0
Kamaroopin
Disclosure of detailed information about business combination [line items]
Current liabilities – consideration payable on acquisition	735	0
Non-current liabilities – consideration payable on acquisition	$ 859	0
Consideration payable on acquisition				$ 1,600
Consideration payable on acquisition, number of installments | installment	2
Kamaroopin | Bottom of range
Disclosure of detailed information about business combination [line items]
Consideration payable on acquisition, period	12 months
Kamaroopin | Top of range
Disclosure of detailed information about business combination [line items]
Consideration payable on acquisition, period	24 months
Moneda
Disclosure of detailed information about business combination [line items]
Current liabilities – consideration payable on acquisition	$ 0	16,437
Non-current liabilities – consideration payable on acquisition	$ 12,891	25,775
Consideration payable on acquisition, number of installments | installment	2
Employee benefits expense	$ 24,400	$ 2,000
Moneda | Moneda's Former Partners
Disclosure of detailed information about business combination [line items]
Consideration payable on acquisition	$ 58,700